All Other Assets (Parenthetical) (Details) - Other Assets [Member] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Line Items]
Valuation allowances	$ 6	$ 10
Supplementary Insurance Information, Deferred Policy Acquisition Costs	624	700
Subsidiaries [Member]
Other Assets [Line Items]
Amount Of Liability Net Against Contract Costs And Estimated Earnings	$ 2,329	$ 1,842